The Depreciation expense on tangible assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021
Buildings for own use		4.00%
Furniture		10.00%
Fixtures		10.00%
Office and IT equipment		20.00%
Leasehold improvements	10% or up to contractual maturity